Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income		$ 1,931,302
Southland Holdings [Member]
Net income		62,650,000	$ 41,530,000	$ 30,152,000
Foreign currency translation adjustment	[1]	(1,718,000)	838,000	(771,000)
Comprehensive income		60,932,000	42,368,000	29,381,000
Comprehensive income attributable to:
Noncontrolling interest		2,029,000	2,849,000	(3,361,000)
Members’ capital		$ 58,903,000	$ 39,519,000	$ 32,742,000

[1]	Foreign currency translation adjustment is presented net of nominal tax expense for the years ended December 31, 2022, December 31, 2021, and December 31, 2020.